Stock-based Activity	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Stock-based Activity

6. Stock-based Activity

Amendment of Equity Incentive Plan

On March 31, 2015 the Company approved a Second Amended and Restated 2014 Employee, Director and Consultant Equity Incentive Plan (the “Plan”) to increase the number of shares reserved for issuance under the Plan from 158,073 to 8,360,789 shares of common stock. Additional changes to the Plan include:

●	An “evergreen” provision to reserve additional shares for issuance under the Plan on an annual basis commencing on the first day of fiscal 2016 and ending on the second day of fiscal 2024, such that the number of shares that may be issued under the Plan shall be increased by an amount equal to the lesser of: (i) 8,000,000 or the equivalent of such number of shares after the administrator, in its sole discretion, has interpreted the effect of any stock split, stock dividend, combination, recapitalization or similar transaction in accordance with the Plan; (ii) the number of shares necessary such that the total shares reserved under the Plan equals (x) 15% of the number of outstanding shares of common stock on such date (assuming the conversion of all outstanding shares of Preferred Stock (as defined in the Plan) and other outstanding convertible securities and exercise of all outstanding warrants to purchase common stock) plus (y) 229,000; and (iii) an amount determined by the Board;

●	Provide that no more than 3,000,000 shares may be granted to any participant in any fiscal year.

●	Provisions to allow for performance based equity awards to be issued by the Company in accordance with Section 162(m) of the Internal Revenue Code.

Stock-based Compensation

Total estimated stock-based compensation expense, related to all of the Company’s stock-based payment awards recognized under ASC 718, “Compensation—Stock Compensation” was comprised of the following:

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2015	2014	2015	2014
Research and development	$307,892	$32,082	$633,593	$109,509
General and administrative	1,186,931	111,650	2,333,010	401,090
Total share-based compensation expense	$1,494,823	$143,732	$2,966,603	$510,599

Stock-based Award Activity

The following table summarizes the Company’s stock option activity during the nine months ended September 30, 2015:

	Options Outstanding	Weighted-Average Exercise Price
Outstanding at December 31, 2014	242,893	$3.92
Granted	3,015,850	2.23
Exercised	(2,779)	0.29
Forfeited/cancelled/expired	(12,923)	7.42
Outstanding and expected to vest at September 30, 2015	3,243,041	$2.36
Vested and exercisable at September 30, 2015	170,063	$3.60

The total unrecognized compensation cost related to unvested stock option grants as of September 30, 2015, was $4,549,452 and the weighted average period over which these grants are expected to vest is 2.36 years. The Company has assumed a forfeiture rate of zero. The weighted average remaining contractual life of stock options outstanding at September 30, 2015, is 9.39 years.

During the first nine months of 2015, the Company granted 3,015,850 options and 2,300,850 shares of restricted stock to its directors, officers, employees and consultants from the 2014 Plan.  In addition, the Company granted 1,851,500 shares of restricted stock outside of the plan for consulting and investor relation services during the second quarter of 2015.

A summary of activity related to restricted stock grants under the Plan for the nine months ended September 30, 2015 is presented below:

	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at December 31, 2014	—	$—
Granted	2,300,850	2.28
Vested	—	—
Forfeited	—	—
Nonvested at September 30, 2015	2,300,850	$2.28

As of September 30, 2015, unamortized compensation expense related to restricted stock grants amounted to $4,392,890, which is expected to be recognized over a weighted average period of 2.53 years.

Because the Company had a net operating loss carryforward as of September 30, 2015, no tax benefits for the tax deductions related to stock-based compensation expense were recognized in the Company’s Condensed Consolidated Statements of Operations. Additionally, there were 2,779 stock options exercised in the three and nine months ended September 30, 2015, and there were no stock option exercises in the corresponding periods of 2014.

Management Bonus Plan

On April 2, 2015, the Compensation Committee of the Board of the Directors approved the 2015 Management Bonus Plan (the “Management Plan”) outlining maximum target bonuses of the base salaries of certain of the Company’s executive officers.  Under the terms of the Management Plan, the Company’s Chief Executive Officer shall receive a maximum target bonus of up to 50% of his annual base salary, the Chief Financial Officer shall receive a maximum target bonus of up to 35% of his annual base salary and the Company’s Vice President shall receive a maximum target bonus of up to 25% of his annual base salary.

On April 4, 2015, the Board approved the following Non-Employee Director Policy (the “Incumbent Director Policy”) with respect to incumbent non-employee members of the Board in the event that they are replaced before their term expires:

●	A one-time issuance of 20,000 restricted shares of common stock;
●	The vesting of all options and restricted stock grants held on such date; and
●	The payment of all earned but unpaid cash compensation for their services on the Board and its committees, as of such date.

On April 4, 2015, in connection with his resignation from the Board, Michael Wick received a one-time restricted stock grant of 20,000 shares under the Incumbent Director Policy.

Common stock reserved for future issuance

Common stock reserved for future issuance consists of the following at September 30, 2015:

Common stock reserved for conversion of preferred stock	22,482,400
Common stock reserved for exercise of warrants	5,959,668
Common stock options outstanding	3,243,041
Unvested restricted stock awards	2,300,850
Authorized for future grant or issuance under the Stock Plan	2,970,012
Total	36,955,971

9. Stock-based Activity

Stock Incentive Plan

In September 2008, the Company’s stockholders approved the 2008 Stock Incentive Plan (the “2008 Plan”) which became effective in September 2008 and under which 65,507 shares of the Company’s common stock were initially reserved for issuance to employees, non-employee directors and consultants of the Company. In November 2012, the Company increased the authorized shares under the plan to 155,893. On February 14, 2013, the 2008 Plan terminated and no further grants of equity may be made thereunder.

In June 2014, MabVax Therapeutics Inc.’s stockholders approved the amended 2014 Stock Incentive Plan (the “2014 Plan”) which became effective and was adopted by the Company in the Merger in July 2014. The 2014 Plan authorized the issuance of up to 351,443 shares, 152,017 of which are contingent upon the forfeiture, expiration or cancellation of the 2008 Reserved Shares.

The 2014 Plan provides for the grant of incentive stock options, non-incentive stock options, stock appreciation rights, restricted stock awards, and restricted stock unit awards to eligible recipients. The maximum term of options granted under the Stock Plan is ten years. Employee option grants will generally vest 25% on the first anniversary of the original vesting date, and the balance vests monthly over the next three years. The vesting schedules for grants to non-employee directors and consultants will be determined by the Company’s Compensation Committee. Stock options are generally not exercisable prior to the applicable vesting date, unless otherwise accelerated under the terms of the applicable stock plan agreement.

Stock-based Compensation

Total estimated stock-based compensation expense, related to all of the Company’s stock-based payment awards recognized under ASC 718, “Compensation—Stock Compensation” was comprised of the following:

	Years Ended December 31,
	2014	2013
Research and development	$163,019	$166,796
General and administrative	441,957	159,848

Total share-based compensation expense	$604,976	$326,644

Stock-based Award Activity

The following table summarizes the Company’s stock option activity for the years ended December 31, 2014 and 2013:

	Options Outstanding	Weighted- Average Exercise Price
Outstanding at December 31, 2012	58,639	$0.83
Granted	93,378	1.44
Exercised	—	—
Forfeited/cancelled/expired	—	—

Outstanding at December 31, 2013	152,017	$1.19
Granted	90,876	8.47
Exercised	—	—
Forfeited/cancelled/expired	—	—

Outstanding and expected to vest at December 31, 2014	242,893	$3.92

Vested and exercisable at December 31, 2014	154,877	$3.77

The total unrecognized compensation cost related to unvested stock option grants as of December 31, 2014 was $750,405 and the weighted average period over which these grants are expected to vest is 2.5 years. The Company has assumed a forfeiture rate of zero. The weighted average remaining contractual life of stock options outstanding at December 31, 2014 is 7.9 years.

None of the stock options granted to employees during the year ended December 31, 2014 were vested at December 31, 2014, as they generally vest over a four year period and vesting does not start until the one-year anniversary of the grant date. During the year ended December 31, 2014, the Company granted five new board members appointed in connection with the Merger an aggregate of 55,580 in stock options, which were immediately vested on the grant date.

Valuation Assumptions

The Company used the Black-Scholes-Merton option valuation model, or the Black Scholes model, to determine the stock-based compensation expense recognized under ASC 718. The Company’s expected stock-price volatility assumption was based solely on the weighted average of the historical and implied volatility of comparable companies whose share prices are publicly available. The expected term of stock options granted was based on the simplified method in accordance with Staff Accounting Bulletin No. 110, or SAB 110, as the Company’s historical share option exercise experience did not provide a reasonable basis for estimation. The risk-free interest rate was based on the U.S. Treasury yield for a period consistent with the expected term of the stock award in effect at the time of the grant.

	Years Ended December 31,
	2014	2013
Risk-free interest rate	0.1 to 2%	0.6%
Dividend yield	—%	—%
Expected volatility	84 to 100%	86%
Expected life of options, in years	5 and 6.25	5
Weighted-average grant date fair value	$4.73	$11.84

Because the Company had a net operating loss carryforward as of December 31, 2014, no tax benefits for the tax deductions related to stock-based compensation expense were recognized in the Company’s Consolidated Statements of Operations. Additionally, no stock options were exercised in the years ended December 31, 2014 and 2013.

Common stock reserved for future issuance

Common stock reserved for future issuance consists of the following at December 31, 2014:

Common stock reserved for conversion of preferred stock and warrants	2,591,256
Common stock options outstanding	242,893
Authorized for future grant or issuance under the Stock Plan	326,431

Total	3,160,580